J. & W. Seligman & Co.

Incorporated

October 31, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Municipal Fund Series, Inc. on behalf of its

National Municipal Class (the “Series”)

Pre-Effective Amendment No. 1 on Form N-14

File Nos. 333-153518 and 811-03828

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Series’ Prospectus and Statement of Additional Information, each dated October 28, 2008, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Pre-Effective Amendment No. 1 to the Series’ Registration Statement on Form N-14 filed electronically with the Securities and Exchange Commission on October 28, 2008.

If you have any questions, please do not hesitate to contact me at (212) 850-1703.

Very truly yours,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary

100 Park Avenue — New York, New York 10017 — (212) 850-1864